Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 104,443	$ 67,585
Investments—affiliates	129,413	136,023
Investments—consolidated investment companies	53,476	51,073
Investments—other	4,846	3,947
Receivables, net of reserve of $59 and $50, respectively	29,320	24,120
Prepaid expenses	12,860	12,986
Other current assets	4,960	4,328
Total current assets	339,318	300,062
Long-Term Assets
Goodwill	658,743	648,820
Renewable investment advisory contracts	68,595	68,455
Other intangible assets, net	8,007	10,582
Property and equipment, net	40,088	38,912
Other long-term assets	21,046	23,230
Total long-term assets	796,479	789,999
Total assets	1,135,797	1,090,061
Current Liabilities
Short-term debt	77,917	42,500
Accounts payable and accrued expenses	36,364	45,255
Accrued compensation and benefits	70,272	68,172
Other current liabilities	29,652	25,207
Total current liabilities	214,205	181,134
Long-Term Liabilities
Long-term debt	198,333	276,250
Long-term deferred tax liability, net	121,203	99,399
Other long-term liabilities	20,195	29,334
Total long-term liabilities	339,731	404,983
Total liabilities	553,936	586,117
Commitments and contingencies (Note (18))
Temporary Equity
Redeemable noncontrolling interest in subsidiaries	15,517	7,268
Permanent Equity
Retained earnings	1,022,608	984,505
Treasury stock, at cost, 24,715,473 and 25,064,280 shares Class B common stock, respectively	(751,239)	(760,022)
Accumulated other comprehensive loss, net of tax	(1,208)	(2,937)
Total Federated Investors, Inc. shareholders' equity	566,119	495,432
Nonredeemable noncontrolling interest in subsidiary	225	1,244
Total permanent equity	566,344	496,676
Total liabilities, temporary equity and permanent equity	1,135,797	1,090,061
Class A [Member]
Permanent Equity
Common stock	189	189
Class B [Member]
Permanent Equity
Common stock	$ 295,769	$ 273,697